Common Stock and Equity Payable (Details Narratives) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012
Earn out recorded as derivative liability	$ 2,210,667		$ 2,032,881
Earn out payment shares	247,279
Equity payable additional paid-in capital due	218,446
Warrants issued	150,835
Shares of stock issued	16,319,878	22,237,762	3,869,688
Shares authorized under plan	6,085,015
StockIssuance1Member
Common stock issued, shares			37,500
Common stock issued, value			270,000
StockIssuance2 [Member]
Common stock issued, shares			39,241
Common stock issued, value			160,468
StockIssuance3 [Member]
Common stock issued, shares			562
Common stock issued, value			1,374
StockIssuance4 [Member]
Common stock issued, shares	247,249
Common stock issued, value	2,210,667
StockIssuance5 [Member]
Common stock issued, shares	1,291,667
Common stock issued, value	1,296,060
StockIssuance6 [Member]
Common stock issued, shares	6,250,000
Accrued interest	5,354,506
Shares of stock issued	4,462,089
Net proceeds	602,823
Stock Issuance 7 [Member]
Common stock issued, shares	31,292
Warrants issued	8,845
Warrant exercise price	$ 1.20
Warrants and shares issued to stock based compensation expense	106,138
Stock Issuance 8 [Member]
Common stock issued, shares	87,947
Common stock issued, value	131,248
Stock Issuance 9 [Member]
Common stock issued, shares	39,382
Stock Issuance 10 [Member]
Common stock issued, shares	19,271
Common stock issued, value	37,000
Stock Issuance 11 [Member]
Common stock issued, shares	21,171
Reduction to derivative liabilities	$ 55,546